General and administrative (Tables)	6 Months Ended
Jun. 30, 2026
General and administrative [abstract]
Schedule of general and administrative expense

Components of general and administrative expenses for the three and six months ended June 30, 2026, and 2026 were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Professional fees	384,527	1,602,570	679,928	1,958,292
Investor relations	475,186	781,726	598,943	1,140,627
Salaries, wages and benefits	338,750	476,391	768,053	814,230
Consulting fees	390,254	155,355	582,942	280,499
Office and general administrative	163,124	357,584	385,882	496,289
Foreign exchange loss (gain)	12,504	(60,351)	69,317	(48,551)
	1,764,345	3,313,275	3,085,065	4,641,386